UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5586

                       Oppenheimer California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

             Date of fiscal year end: July 31

             Date of reporting period:  August 1, 2003 - January 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  January 31, 2004 / Unaudited
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                     MARKET VALUE
       AMOUNT                                                                     COUPON         MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--104.3%
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--91.4%
 $  1,000,000     ABAG Finance Authority for NonProfit Corporations
                  (Schools of Sacred Heart)                                        6.450%      06/01/2030      $     1,071,360
------------------------------------------------------------------------------------------------------------------------------
       90,000     ABAG Finance Authority for NonProfit Corporations COP            6.000       08/15/2020               96,392
------------------------------------------------------------------------------------------------------------------------------
      450,000     ABAG Finance Authority for NonProfit Corporations COP
                  (American Baptist Homes of the West)                             5.750       10/01/2017              439,686
------------------------------------------------------------------------------------------------------------------------------
      440,000     ABAG Finance Authority for NonProfit Corporations COP
                  (O'Connor Woods)                                                 6.200       11/01/2029              471,869
------------------------------------------------------------------------------------------------------------------------------
    4,300,000     ABAG Finance Authority for NonProfit Corporations COP
                  (Redwood Senior Homes & Services)                                6.125       11/15/2032            4,388,021
------------------------------------------------------------------------------------------------------------------------------
       55,000     Adelanto Improvement Agency, Series B                            5.500       12/01/2023               56,789
------------------------------------------------------------------------------------------------------------------------------
    6,360,000     Agua Mansa Industrial Growth Association Special Tax             6.500       09/01/2033            6,469,010
------------------------------------------------------------------------------------------------------------------------------
    4,000,000     Anaheim Public Financing Authority RITES i                      11.720 r     12/28/2018            5,367,680
------------------------------------------------------------------------------------------------------------------------------
       15,000     Anaheim Water                                                    5.750       04/01/2009               15,051
------------------------------------------------------------------------------------------------------------------------------
       25,000     Azusa COP                                                        5.750       08/01/2020               25,892
------------------------------------------------------------------------------------------------------------------------------
    3,930,000     Azusa Special Tax Community Facilities District
                  (Mountain Cove)                                                  6.000       09/01/2032            3,978,339
------------------------------------------------------------------------------------------------------------------------------
       20,000     Baldwin Park Financing Authority (Community Center)              6.050       08/01/2019               20,845
------------------------------------------------------------------------------------------------------------------------------
    5,000,000     Beaumont Financing Authority, Series B                           6.000       09/01/2034            4,989,250
------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Buena Park Special Tax (Park Mall)                               6.100       09/01/2028            1,026,440
------------------------------------------------------------------------------------------------------------------------------
      700,000     Buena Park Special Tax (Park Mall)                               6.125       09/01/2033              718,900
------------------------------------------------------------------------------------------------------------------------------
    5,400,000     CA CDA (Berkeley Montessori School)                              7.250       10/01/2033            5,459,130
------------------------------------------------------------------------------------------------------------------------------
    8,000,000     CA CDA (East Valley Tourist)                                    11.000       10/01/2020            8,046,000
------------------------------------------------------------------------------------------------------------------------------
    5,000,000     CA CDA (John F. Kennedy University)                              6.750       10/01/2033            4,848,800
------------------------------------------------------------------------------------------------------------------------------
    6,000,000     CA CDA (Marin Montessori School)                                 7.000       10/01/2033            6,044,700
------------------------------------------------------------------------------------------------------------------------------
    1,400,000     CA CDA (Napa Valley Hospice)                                     7.000       01/01/2034            1,408,932
------------------------------------------------------------------------------------------------------------------------------
    1,650,000     CA CDA (Notre Dame de Namur University)                          6.500       10/01/2023            1,639,853
------------------------------------------------------------------------------------------------------------------------------
    1,635,000     CA CDA (Notre Dame de Namur University)                          6.625       10/01/2033            1,622,427
------------------------------------------------------------------------------------------------------------------------------
      270,000     CA CDA COP (Sutter Health)                                       5.500       08/15/2023              276,145
------------------------------------------------------------------------------------------------------------------------------
    1,695,000     CA County Tobacco Securitization Agency (TASC)                   5.750       06/01/2027            1,616,454
------------------------------------------------------------------------------------------------------------------------------
    7,000,000     CA County Tobacco Securitization Agency (TASC)                   5.750       06/01/2029            6,527,710
------------------------------------------------------------------------------------------------------------------------------
    6,230,000     CA County Tobacco Securitization Agency (TASC)                   5.875       06/01/2027            5,918,874
------------------------------------------------------------------------------------------------------------------------------
    9,000,000     CA County Tobacco Securitization Agency (TASC)                   5.875       06/01/2035            7,941,150
------------------------------------------------------------------------------------------------------------------------------
   10,400,000     CA County Tobacco Securitization Agency (TASC)                   6.000       06/01/2035            9,341,800
------------------------------------------------------------------------------------------------------------------------------
   17,900,000     CA County Tobacco Securitization Agency (TASC)                   6.000       06/01/2042           15,983,089
------------------------------------------------------------------------------------------------------------------------------
   10,000,000     CA County Tobacco Securitization Agency (TASC)                   6.125       06/01/2038            9,122,100
------------------------------------------------------------------------------------------------------------------------------
      100,000     CA Department of Water Resources (Center Valley)                 5.250       07/01/2022              100,259
------------------------------------------------------------------------------------------------------------------------------
       30,000     CA Department of Water Resources (Center Valley)                 5.400       07/01/2012               30,092
------------------------------------------------------------------------------------------------------------------------------
      190,000     CA EFA (Carnegie Institution of Washington)                      5.600       10/01/2023              194,368
------------------------------------------------------------------------------------------------------------------------------
       20,000     CA EFA (College and University Financing)                        6.250       06/01/2018               20,386


9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


    PRINCIPAL                                                                                                     MARKET VALUE
       AMOUNT                                                                     COUPON         MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 $  1,000,000     CA EFA (Western University Health Sciences)                      6.000%      10/01/2032      $     1,032,980
------------------------------------------------------------------------------------------------------------------------------
       60,000     CA GO                                                            5.100       03/01/2010               60,076
------------------------------------------------------------------------------------------------------------------------------
      100,000     CA GO                                                            5.150       10/01/2019              102,507
------------------------------------------------------------------------------------------------------------------------------
       25,000     CA GO                                                            5.250       04/01/2018               25,010
------------------------------------------------------------------------------------------------------------------------------
       10,000     CA GO                                                            5.250       04/01/2019               10,003
------------------------------------------------------------------------------------------------------------------------------
      140,000     CA GO                                                            5.500       04/01/2019              142,262
------------------------------------------------------------------------------------------------------------------------------
       30,000     CA GO                                                            5.500       03/01/2020               30,693
------------------------------------------------------------------------------------------------------------------------------
      155,000     CA GO                                                            5.500       10/01/2022              157,410
------------------------------------------------------------------------------------------------------------------------------
        5,000     CA GO                                                            6.000       05/01/2018                5,149
------------------------------------------------------------------------------------------------------------------------------
   40,205,000     CA Golden State Tobacco Securitization Corp.                     6.625       06/01/2040           39,072,425
------------------------------------------------------------------------------------------------------------------------------
    7,000,000     CA Golden State Tobacco Securitization Corp. RITES i            13.034 r     06/01/2043            6,814,570
------------------------------------------------------------------------------------------------------------------------------
    1,130,000     CA Health Facilities Financing Authority
                  (Marin Home Care)                                                5.500       08/01/2014            1,150,397
------------------------------------------------------------------------------------------------------------------------------
       10,000     CA Health Facilities Financing Authority
                  (Sisters of Providence)                                          6.400       10/01/2005               10,133
------------------------------------------------------------------------------------------------------------------------------
       15,000     CA Health Facilities Financing Authority
                  (Small Facilities Loan), Series A                                6.700       03/01/2011               15,036
------------------------------------------------------------------------------------------------------------------------------
      600,000     CA Health Facilities Financing Authority
                  (Small Facilities Loan), Series B                                7.400       04/01/2014              649,494
------------------------------------------------------------------------------------------------------------------------------
       10,000     CA HFA (Multi-Unit Rental Hsg.)                                  6.875       02/01/2022               10,085
------------------------------------------------------------------------------------------------------------------------------
       25,000     CA HFA (Multifamily), Series A                                   5.900       02/01/2028               25,927
------------------------------------------------------------------------------------------------------------------------------
    1,375,000     CA HFA (Single Family Mtg.), Series A-2                          6.450       08/01/2025            1,376,334
------------------------------------------------------------------------------------------------------------------------------
      185,000     CA HFA, Series B                                                 5.650       08/01/2014              188,913
------------------------------------------------------------------------------------------------------------------------------
      795,000     CA HFA, Series B-1                                               5.600       08/01/2017              834,257
------------------------------------------------------------------------------------------------------------------------------
       50,000     CA HFA, Series D                                                 6.400       08/01/2025               51,293
------------------------------------------------------------------------------------------------------------------------------
       25,000     CA HFA, Series F                                                 6.100       08/01/2015               25,867
------------------------------------------------------------------------------------------------------------------------------
       50,000     CA Pollution Control Financing Authority
                  (Pacific Gas & Electric Corp.)                                   5.850       12/01/2023               51,162
------------------------------------------------------------------------------------------------------------------------------
      210,000     CA Pollution Control Financing Authority
                  (Pacific Gas & Electric Corp.)                                   5.850       12/01/2023              214,880
------------------------------------------------------------------------------------------------------------------------------
    3,000,000     CA Pollution Control Financing Authority
                  (Pacific Gas & Electric Corp.)                                   6.350       06/01/2009            2,994,060
------------------------------------------------------------------------------------------------------------------------------
      145,000     CA Pollution Control Financing Authority
                  (San Diego Gas & Electric Company)                               5.850       06/01/2021              148,303
------------------------------------------------------------------------------------------------------------------------------
       20,000     CA Public Works (Department of Corrections)                      5.375       06/01/2018               20,454
------------------------------------------------------------------------------------------------------------------------------
      235,000     CA Public Works (Department of Corrections)                      5.375       12/01/2019              240,339
------------------------------------------------------------------------------------------------------------------------------
       10,000     CA Public Works (Department of Corrections)                      5.500       12/01/2012               10,231
------------------------------------------------------------------------------------------------------------------------------
       10,000     CA Public Works (Department of Corrections)                      5.500       06/01/2019               10,325
------------------------------------------------------------------------------------------------------------------------------
       15,000     CA Public Works (State Universities)                             5.500       12/01/2018               15,336
------------------------------------------------------------------------------------------------------------------------------
       50,000     CA Public Works (State Universities)                             5.500       06/01/2019               51,145
------------------------------------------------------------------------------------------------------------------------------
       50,000     CA Public Works (State Universities)                             5.500       06/01/2021               51,145


10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                     MARKET VALUE
       AMOUNT                                                                     COUPON         MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 $    390,000     CA Public Works (State Universities)                             5.500%      06/01/2021      $       398,927
------------------------------------------------------------------------------------------------------------------------------
       40,000     CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.), Series B                                   7.750       09/01/2026               40,457
------------------------------------------------------------------------------------------------------------------------------
      680,000     CA Rural Home Mtg. Finance Authority
                  (Single Family Mtg.), Series D                                   6.700       05/01/2029              706,595
------------------------------------------------------------------------------------------------------------------------------
    3,000,000     CA Statewide CDA (Aspire Public Schools)                         7.250       08/01/2032            3,012,240
------------------------------------------------------------------------------------------------------------------------------
      265,000     CA Statewide CDA (CA Odd Fellow Hsg.)                            5.500       10/01/2023              266,635
------------------------------------------------------------------------------------------------------------------------------
      865,000     CA Statewide CDA (Citrus Gardens Apartments)                     6.500       07/01/2032              840,944
------------------------------------------------------------------------------------------------------------------------------
    1,440,000     CA Statewide CDA (Citrus Gardens Apartments)                     9.000       07/01/2032            1,398,254
------------------------------------------------------------------------------------------------------------------------------
    7,250,000     CA Statewide CDA (East Campus Apartments)                        5.625       08/01/2034            7,514,480
------------------------------------------------------------------------------------------------------------------------------
    1,495,000     CA Statewide CDA (Quail Ridge Apartments)                        6.500       07/01/2032            1,453,424
------------------------------------------------------------------------------------------------------------------------------
    2,130,000     CA Statewide CDA (Quail Ridge Apartments)                        9.000       07/01/2032            2,068,251
------------------------------------------------------------------------------------------------------------------------------
    4,000,000     CA Statewide CDA (Turning Point)                                 6.500       11/01/2031            4,145,040
------------------------------------------------------------------------------------------------------------------------------
    7,800,000     CA Statewide CDA COP
                  (Cedars-Sinai Medical Center) INFLOS i                           9.400 r     11/01/2015            8,125,494
------------------------------------------------------------------------------------------------------------------------------
    7,000,000     CA Statewide CDA COP
                  (Pride Industries/Pride Industries One Obligated Group)          7.250       11/01/2029            7,325,640
------------------------------------------------------------------------------------------------------------------------------
    2,000,000     CA Statewide CDA COP (Windward School)                           6.900       09/01/2023            2,093,620
------------------------------------------------------------------------------------------------------------------------------
    5,000,000     CA Statewide Finance Authority
                  Tobacco Settlement (TASC)                                        6.000       05/01/2037            4,482,600
------------------------------------------------------------------------------------------------------------------------------
   11,720,000     CA Statewide Finance Authority
                  Tobacco Settlement (TASC)                                        6.000       05/01/2043           10,458,459
------------------------------------------------------------------------------------------------------------------------------
   30,000,000     CA Statewide Finance Authority
                  Tobacco Settlement (TASC)                                        6.000       05/01/2043           26,770,800
------------------------------------------------------------------------------------------------------------------------------
    5,935,000     CA Valley Health System COP                                      6.875       05/15/2023            4,744,795
------------------------------------------------------------------------------------------------------------------------------
       75,000     CA Valley Health System, Series A                                6.500       05/15/2025               79,016
------------------------------------------------------------------------------------------------------------------------------
    2,330,000     Campbell Redevel. Agency Tax Allocation                          6.600       10/01/2032            2,542,729
------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Capistrano Unified School District Community
                  Facilities District                                              5.700       09/01/2020            2,538,125
------------------------------------------------------------------------------------------------------------------------------
    6,000,000     Carson Redevel. Agency                                           6.000       01/01/2035            5,987,100
------------------------------------------------------------------------------------------------------------------------------
       25,000     Chino Hills Special Tax                                          6.200       09/01/2007               25,110
------------------------------------------------------------------------------------------------------------------------------
    2,435,000     Colton Community Facilities District Special Tax                 7.500       09/01/2020            2,598,559
------------------------------------------------------------------------------------------------------------------------------
      330,000     Colton Public Financing Authority, Series B                      5.875       08/01/2027              331,412
------------------------------------------------------------------------------------------------------------------------------
      815,000     Commerce CDC Tax Allocation                                      5.750       08/01/2010              874,682
------------------------------------------------------------------------------------------------------------------------------
    2,800,000     Commerce CDC Tax Allocation                                      6.000       08/01/2021            2,867,704
------------------------------------------------------------------------------------------------------------------------------
    1,410,000     Commerce Joint Powers Finance Authority
                  (Community Center), Series A                                     6.250       10/01/2022            1,475,057
------------------------------------------------------------------------------------------------------------------------------
    3,075,000     Contra Costa County Special Tax Community
                  Facilities District                                              5.580       08/01/2016            3,164,052
------------------------------------------------------------------------------------------------------------------------------
      460,000     Corona (Single Family Mtg.), Series B                            6.300       11/01/2028              465,580
------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Corona-Norco Unified School District Public
                  Financing Authority                                              6.125       09/01/2034            1,524,240


11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


    PRINCIPAL                                                                                                     MARKET VALUE
       AMOUNT                                                                     COUPON         MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 $    170,000     Cupertino Union School District GO                               5.600%      08/01/2021        $     175,018
------------------------------------------------------------------------------------------------------------------------------
    3,345,000     Davis Public Facilities Finance Authority
                  (Mace Ranch Area)                                                6.600       09/01/2025            3,531,015
------------------------------------------------------------------------------------------------------------------------------
    3,280,000     East Palo Alto Redevel. Agency Tax Allocation
                  (University Circle-Gateway)                                      6.625       10/01/2029            3,536,365
------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Eastern Municipal Water District Community
                  Facilities Special Tax                                           5.950       09/01/2033            1,514,925
------------------------------------------------------------------------------------------------------------------------------
      500,000     Eastern Municipal Water District Community
                  Facilities Special Tax                                           6.100       09/01/2033              492,960
------------------------------------------------------------------------------------------------------------------------------
       15,000     El Paso De Robles COP                                            5.400       12/01/2023               15,041
------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Elk Grove Special Tax (East Franklin Community)                  6.000       08/01/2033            3,062,010
------------------------------------------------------------------------------------------------------------------------------
    2,750,000     Encinitas Special Tax Community Facilities
                  District No. 1, Series A                                         5.875       09/01/2020            2,815,643
------------------------------------------------------------------------------------------------------------------------------
    1,625,000     Folsom Special Tax Community Facilities District No. 10          6.300       09/01/2012            1,742,130
------------------------------------------------------------------------------------------------------------------------------
    8,500,000     Folsom Special Tax Community Facilities District No. 10          6.875       09/01/2019            9,143,535
------------------------------------------------------------------------------------------------------------------------------
   12,500,000     Foothill Eastern Transportation Corridor Agency Toll Road        0.000 z     01/15/2021            4,803,875
------------------------------------------------------------------------------------------------------------------------------
   13,000,000     Foothill Eastern Transportation Corridor Agency Toll Road        0.000 z     01/15/2022            4,664,660
------------------------------------------------------------------------------------------------------------------------------
   16,650,000     Foothill Eastern Transportation Corridor Agency Toll Road        0.000 z     01/15/2030            3,617,213
------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Foothill Eastern Transportation Corridor Agency Toll Road        5.750       01/15/2040            1,025,300
------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Huntington Park Public Financing Authority, Series A             6.200       10/01/2025            3,125,850
------------------------------------------------------------------------------------------------------------------------------
    3,020,000     Imperial Beach Public Financing Authority
                  (Palm Ave. Commercial Redevel.)                                  6.000       06/01/2033            3,013,507
------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Indio Improvement Bond Act of 1915 Assessment
                  District No. 2003-03                                             6.125       09/02/2029            1,985,820
------------------------------------------------------------------------------------------------------------------------------
    2,530,000     Indio Public Financing Authority                                 6.100       09/02/2029            2,503,005
------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Jurupa Community Facilites District Special Tax                  5.875       09/01/2033            2,507,850
------------------------------------------------------------------------------------------------------------------------------
    7,000,000     La Verne COP (Bethren Hillcrest Homes)                           5.600       02/15/2033            7,247,660
------------------------------------------------------------------------------------------------------------------------------
    4,500,000     La Verne COP (Bethren Hillcrest Homes)                           6.625       02/15/2025            4,513,770
------------------------------------------------------------------------------------------------------------------------------
    5,000,000     Lathrop Special Tax Community Facilities District No. 03-2       7.000       09/01/2033            5,052,900
------------------------------------------------------------------------------------------------------------------------------
    2,845,000     Lincoln IBA Public Financing Authority (Twelve Bridges)          6.200       09/02/2025            2,961,474
------------------------------------------------------------------------------------------------------------------------------
       25,000     Loma Linda Collateralized Loan (Redlands)                        7.375       06/01/2009               25,775
------------------------------------------------------------------------------------------------------------------------------
        5,000     Los Angeles County Public Works Financing Authority              5.250       12/01/2016                5,113
------------------------------------------------------------------------------------------------------------------------------
    2,375,000     Los Angeles Department of Water & Power RITES i                 15.730 r     07/01/2024            2,584,808
------------------------------------------------------------------------------------------------------------------------------
       75,000     Los Angeles Harbor Department, Series B                          5.375       11/01/2019               79,677
------------------------------------------------------------------------------------------------------------------------------
       25,000     Los Angeles Regional Airports Improvement Corp.
                  (United Airlines) t,u                                            8.800       11/15/2021               17,875
------------------------------------------------------------------------------------------------------------------------------
      345,000     Los Angeles Single Family Mtg.
                  (Government National Mortgage Assn.
                  & FNMA Mtg. Backed), Series A                                    6.875       06/01/2025              345,193
------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Los Angeles USD ROLs i                                          10.220 r     07/01/2015            3,418,025
------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Los Angeles USD ROLs i                                          10.220 r     07/01/2016            3,418,025
------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Los Angeles USD ROLs i                                          10.220 r     07/01/2017            2,050,815



12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                     MARKET VALUE
       AMOUNT                                                                     COUPON         MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 $    205,000     M-S-R Public Power Agency (San Juan)                             5.900%      07/01/2020      $       208,188
------------------------------------------------------------------------------------------------------------------------------
      665,000     M-S-R Public Power Agency (San Juan)                             5.900       07/01/2020              675,042
------------------------------------------------------------------------------------------------------------------------------
       40,000     M-S-R Public Power Agency (San Juan)                             6.000       07/01/2022               40,740
------------------------------------------------------------------------------------------------------------------------------
       25,000     Marysville Hsg. (Lakeside Village)                               7.700       07/01/2023               25,039
------------------------------------------------------------------------------------------------------------------------------
       20,000     Monterey Joint Powers Financing Authority
                  (Materials Recovery Facilities)                                  5.600       03/01/2012               20,478
------------------------------------------------------------------------------------------------------------------------------
       50,000     Monterey Joint Powers Financing Authority
                  (Materials Recovery Facilities)                                  5.600       03/01/2013               51,314
------------------------------------------------------------------------------------------------------------------------------
       20,000     Monterey Joint Powers Financing Authority
                  (Materials Recovery Facilities)                                  5.700       03/01/2016               20,671
------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Mountain View Los Altos GO (Union School District)               6.500       05/01/2017            2,304,820
------------------------------------------------------------------------------------------------------------------------------
      750,000     Murrieta Valley Unified School District Special Tax              6.200       09/01/2035              765,090
------------------------------------------------------------------------------------------------------------------------------
    1,695,000     Murrieta Valley Unified School District Special Tax              6.250       09/01/2034            1,724,476
------------------------------------------------------------------------------------------------------------------------------
    1,320,000     Norco Special Tax Community Facilities District No. 97-1         7.100       10/01/2030            1,434,814
------------------------------------------------------------------------------------------------------------------------------
    5,100,000     Northern CA Tobacco Securitization Authority (TASC)              5.375       06/01/2041            4,149,462
------------------------------------------------------------------------------------------------------------------------------
    2,800,000     Novato, CA Special Tax Community Facilities District No. 1       7.250       08/01/2021            2,915,472
------------------------------------------------------------------------------------------------------------------------------
       30,000     Oakland GO                                                       6.000       06/15/2017               30,402
------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Orange County Community Facilities District
                  (Ladera Ranch), Series A                                         6.250       08/15/2030            1,030,360
------------------------------------------------------------------------------------------------------------------------------
    2,250,000     Orange County Community Facilities District
                  (Ladera Ranch), Series A                                         6.700       08/15/2029            2,431,463
------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Perris Community Facilities District Special Tax
                  (Chaparral Ridge)                                                6.250       09/01/2033            2,554,200
------------------------------------------------------------------------------------------------------------------------------
    1,250,000     Perris Public Financing Authority, Series A                      6.250       09/01/2033            1,277,100
------------------------------------------------------------------------------------------------------------------------------
    3,500,000     Pittsburg Redevel. Agency
                  (Los Medanos Community Devel.)                                   6.200       08/01/2019            3,724,770
------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Placentia USD (Yorba-Linda)                                      6.000       09/01/2032            1,013,410
------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Pleasant Hill Community Facilities District Special Tax          6.000       09/01/2032            1,019,070
------------------------------------------------------------------------------------------------------------------------------
       15,000     Pleasant Hill Redevel. Agency (Residential Mtg.)                 5.750       08/01/2011               15,053
------------------------------------------------------------------------------------------------------------------------------
      500,000     Pomona (Single Family Mtg.), Series B                            7.500       08/01/2023              672,355
------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Port Oakland RITES i                                            10.077 r     11/01/2015            3,071,325
------------------------------------------------------------------------------------------------------------------------------
    2,500,000     Port Oakland RITES i                                            10.327 r     11/01/2017            3,076,400
------------------------------------------------------------------------------------------------------------------------------
    2,430,000     Port Oakland RITES i                                            15.661 r     11/01/2022            2,717,469
------------------------------------------------------------------------------------------------------------------------------
    5,025,000     Port Oakland RITES                                              15.661 r     11/01/2032            5,275,044
------------------------------------------------------------------------------------------------------------------------------
    2,660,000     Port Oakland RITES i                                            17.161 r     11/01/2025            3,057,723
------------------------------------------------------------------------------------------------------------------------------
    1,750,000     Poway USD Special Tax                                            6.125       09/01/2033            1,779,575
------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Rancho Cordova Community Facilities District
                  Special Tax (Sunridge Anatolia)                                  6.100       09/01/2037            3,021,360
------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Rancho Cucamonga Community Facilities District                   6.500       09/01/2033            3,077,820
------------------------------------------------------------------------------------------------------------------------------
      750,000     Redding Electric COP RIBS                                       10.222 r     06/01/2019              784,553
------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Redding Electric COP RIBS                                       11.539 r     07/08/2022            4,288,740



13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


    PRINCIPAL                                                                                                     MARKET VALUE
       AMOUNT                                                                     COUPON         MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 $  1,240,000     Redwood City Special Tax Community Facilities District           6.000%      09/01/2033        $   1,274,943
------------------------------------------------------------------------------------------------------------------------------
       20,000     Robla School District GO, Series A                               5.900       09/01/2016               20,086
------------------------------------------------------------------------------------------------------------------------------
       15,000     Rosemead Redevel. Agency                                         5.500       10/01/2018               15,250
------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Roseville Woodcreek West Community Facility                      6.500       09/01/2015            1,613,280
------------------------------------------------------------------------------------------------------------------------------
    1,750,000     Roseville Woodcreek West Community Facility                      6.700       09/01/2025            1,858,115
------------------------------------------------------------------------------------------------------------------------------
       10,000     Sacramento City Financing Authority                              6.500       11/01/2004               10,042
------------------------------------------------------------------------------------------------------------------------------
       35,000     Sacramento County Airport                                        5.750       07/01/2024               35,490
------------------------------------------------------------------------------------------------------------------------------
       30,000     Sacramento Municipal Utility District                            6.000       01/01/2024               30,701
------------------------------------------------------------------------------------------------------------------------------
    1,750,000     Sacramento Special Tax
                  (North Natomas Community Facilities)                             6.000       09/01/2028            1,785,753
------------------------------------------------------------------------------------------------------------------------------
    1,500,000     Sacramento Special Tax
                  (North Natomas Community Facilities)                             6.000       09/01/2028            1,523,985
------------------------------------------------------------------------------------------------------------------------------
    1,250,000     Sacramento Special Tax
                  (North Natomas Community Facilities)                             6.000       09/01/2033            1,268,013
------------------------------------------------------------------------------------------------------------------------------
      150,000     San Bernardino Joint Powers Finance Authority
                  (Department of Transportation)                                   5.500       12/01/2020              162,672
------------------------------------------------------------------------------------------------------------------------------
    3,750,000     San Diego County COP
                  (Developmental Service Foundation)                               5.500       09/01/2027            3,792,000
------------------------------------------------------------------------------------------------------------------------------
       50,000     San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                               5.900       06/01/2018               51,071
------------------------------------------------------------------------------------------------------------------------------
      315,000     San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                               5.900       06/01/2018              322,220
------------------------------------------------------------------------------------------------------------------------------
       40,000     San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                               5.900       09/01/2018               40,656
------------------------------------------------------------------------------------------------------------------------------
       25,000     San Diego Industrial Devel.
                  (San Diego Gas & Electric Company)                               5.900       09/01/2018               25,573
------------------------------------------------------------------------------------------------------------------------------
       30,000     San Diego Sewer, Series A                                        5.250       05/15/2020               30,677
------------------------------------------------------------------------------------------------------------------------------
    1,880,000     San Diego USD GO RITES i                                        15.798 r     07/01/2027            2,111,578
------------------------------------------------------------------------------------------------------------------------------
       15,000     San Francisco City & County Airports Commission                  5.500       05/01/2026               15,716
------------------------------------------------------------------------------------------------------------------------------
      125,000     San Francisco City & County Airports Commission                  5.750       05/01/2020              131,198
------------------------------------------------------------------------------------------------------------------------------
       15,000     San Francisco City & County Airports Commission                  6.000       05/01/2012               15,313
------------------------------------------------------------------------------------------------------------------------------
       25,000     San Francisco City & County Airports Commission                  6.250       05/01/2012               25,786
------------------------------------------------------------------------------------------------------------------------------
       35,000     San Francisco City & County Airports Commission                  6.250       05/01/2020               35,738
------------------------------------------------------------------------------------------------------------------------------
      100,000     San Francisco City & County Airports Commission,
                  Series A                                                         6.125       05/01/2013              102,116
------------------------------------------------------------------------------------------------------------------------------
      500,000     San Francisco City & County Airports Commission,
                  Series A                                                         6.500       05/01/2024              515,965
------------------------------------------------------------------------------------------------------------------------------
    1,000,000     San Francisco City & County Redevel. Agency
                  Community Facilities District No. 6                              6.125       08/01/2031            1,018,020
------------------------------------------------------------------------------------------------------------------------------
      500,000     San Francisco City & County Redevel. Agency
                  Community Facilities District No. 6                              6.250       08/01/2033              515,440
------------------------------------------------------------------------------------------------------------------------------
       55,000     San Francisco City & County Redevel. Financing Authority         5.250       08/01/2017               56,243


14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

    PRINCIPAL                                                                                                     MARKET VALUE
       AMOUNT                                                                     COUPON         MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 $     25,000     San Gabriel Valley Schools Financing Authority
                  (Pomona Unified School District)                                 5.850%      02/01/2020         $     25,666
------------------------------------------------------------------------------------------------------------------------------
    6,490,000     San Jacinto Financing Authority, Tranche A                       0.000 q     09/01/2033            6,092,033
------------------------------------------------------------------------------------------------------------------------------
       50,000     San Jacinto Redevel. Agency                                      6.250       12/01/2023               51,215
------------------------------------------------------------------------------------------------------------------------------
      250,000     San Joaquin Hills Transportation Corridor Agency                 0.000 q     01/15/2021              201,510
------------------------------------------------------------------------------------------------------------------------------
    8,000,000     San Joaquin Hills Transportation Corridor Agency                 5.000       01/01/2033            7,456,640
------------------------------------------------------------------------------------------------------------------------------
      100,000     San Joaquin Hills Transportation Corridor Agency                 5.250       01/15/2030              104,716
------------------------------------------------------------------------------------------------------------------------------
       25,000     San Jose Finance Authority, Series B                             5.625       11/15/2018               25,326
------------------------------------------------------------------------------------------------------------------------------
       45,000     San Jose Redevel. Agency                                         5.750       08/01/2024               46,042
------------------------------------------------------------------------------------------------------------------------------
       25,000     Santa Ana Financing Authority                                    6.100       09/01/2013               25,824
------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Santa Ana Financing Authority (Mainplace)                        5.600       09/01/2019            1,066,280
------------------------------------------------------------------------------------------------------------------------------
      100,000     Santa Barbara County COP                                         5.700       03/01/2011              102,406
------------------------------------------------------------------------------------------------------------------------------
    1,600,000     Santa Clarita Community Facilities District Special Tax          5.800       11/15/2025            1,612,208
------------------------------------------------------------------------------------------------------------------------------
    3,700,000     Santa Clarita Community Facilities District Special Tax          5.850       11/15/2032            3,729,193
------------------------------------------------------------------------------------------------------------------------------
       50,000     Santa Cruz Sewer (Secondary Wastewater Treatment)                5.700       11/01/2023               50,657
------------------------------------------------------------------------------------------------------------------------------
    4,990,000     Santaluz Special Tax Community Facilities District No. 2         6.375       09/01/2030            5,087,854
------------------------------------------------------------------------------------------------------------------------------
       25,000     Sonoma County Community Redevel. Agency (Roseland)               7.900       08/01/2013               25,725
------------------------------------------------------------------------------------------------------------------------------
       50,000     Soquel Creek County Water District                               5.375       03/01/2019               51,189
------------------------------------------------------------------------------------------------------------------------------
    4,500,000     Southern CA Metro Water District RIBS                            9.700 r     10/30/2020            4,777,650
------------------------------------------------------------------------------------------------------------------------------
      185,000     Southern CA Public Power Authority                               5.500       07/01/2020              185,187
------------------------------------------------------------------------------------------------------------------------------
       70,000     Southern CA Public Power Authority                               5.500       07/01/2020               70,204
------------------------------------------------------------------------------------------------------------------------------
        5,000     Southern CA Public Power Authority                               5.500       07/01/2020                5,005
------------------------------------------------------------------------------------------------------------------------------
       30,000     Southern CA Public Power Authority                               6.000       07/01/2018               30,044
------------------------------------------------------------------------------------------------------------------------------
      250,000     Southern CA Public Power Authority                               7.000       07/01/2009              256,850
------------------------------------------------------------------------------------------------------------------------------
      150,000     Southern CA Public Power Authority RIBS                         10.347 r     07/01/2012              154,025
------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Southern CA Tobacco Securitization Authority (TASC)              5.500       06/01/2036              891,890
------------------------------------------------------------------------------------------------------------------------------
    3,750,000     Stockton Community Facilities District (Brookside Estates)       6.200       08/01/2015            3,913,050
------------------------------------------------------------------------------------------------------------------------------
      135,000     Stockton Public Finance Authority, Series A                      5.875       09/02/2016              141,012
------------------------------------------------------------------------------------------------------------------------------
    3,000,000     Tejon Ranch Public Facilities Finance Authority Special Tax
                  (Community Facilities District No.1)                             7.200       09/01/2030            3,092,220
------------------------------------------------------------------------------------------------------------------------------
    2,000,000     Temecula Public Financing Authority Community
                  Facilities District No. 3                                        6.000       09/01/2033            2,026,780
------------------------------------------------------------------------------------------------------------------------------
       25,000     Temecula Valley USD GO                                           6.250       09/01/2013               25,094
------------------------------------------------------------------------------------------------------------------------------
       30,000     Tracy COP (Community Park & Civic Center)                        6.625       03/01/2018               30,052
------------------------------------------------------------------------------------------------------------------------------
       50,000     University of CA (UCLA Medical Center)                           5.500       12/01/2012               51,151
------------------------------------------------------------------------------------------------------------------------------
      100,000     University of CA (UCLA Medical Center)                           5.500       12/01/2020              102,276
------------------------------------------------------------------------------------------------------------------------------
    1,000,000     West Sacramento Special Tax Community Facilities
                  District No. 16                                                  6.000       09/01/2033              997,870
------------------------------------------------------------------------------------------------------------------------------
    1,000,000     Yucaipa Community Facilities District Special Tax                5.750       09/01/2030            1,000,250
                                                                                                                 -------------
                                                                                                                   486,355,379


15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


    PRINCIPAL                                                                                                     MARKET VALUE
       AMOUNT                                                                     COUPON         MATURITY           SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--12.9%
 $  2,245,000     Puerto Rico HBFA                                                 6.250%      04/01/2029         $  2,326,157
------------------------------------------------------------------------------------------------------------------------------
    5,510,000     Puerto Rico ITEMECF (Congeneration Facilities)                   6.625       06/01/2026            5,836,963
------------------------------------------------------------------------------------------------------------------------------
    2,800,000     Puerto Rico ITEMECF (Mennonite General Hospital)                 6.500       07/01/2012            2,670,836
------------------------------------------------------------------------------------------------------------------------------
   21,195,000     Puerto Rico Port Authority (American Airlines), Series A         6.250       06/01/2026           16,639,347
------------------------------------------------------------------------------------------------------------------------------
    1,205,000     Puerto Rico Port Authority (American Airlines), Series A         6.300       06/01/2023              946,009
------------------------------------------------------------------------------------------------------------------------------
      500,000     Puerto Rico Port Authority, Series D                             7.000       07/01/2014              517,175
------------------------------------------------------------------------------------------------------------------------------
   27,000,000     V.I. Public Finance Authority (Hovensa Coker)                    6.500       07/01/2021           29,208,056
------------------------------------------------------------------------------------------------------------------------------
    4,515,000     V.I. Public Finance Authority, Series A                          6.375       10/01/2019            5,110,754
------------------------------------------------------------------------------------------------------------------------------
    5,150,000     V.I. Public Finance Authority, Series E                          6.000       10/01/2022            5,249,962
                                                                                                                 -------------
                                                                                                                    68,505,259

------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $536,056,071)--104.3%                                                           554,860,638
------------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(4.3)                                                                      (22,816,940)
                                                                                                                  ------------
 NET ASSETS--100.0%                                                                                               $532,043,698
                                                                                                                  ============




FOOTNOTES TO STATEMENT OF INVESTMENTS
i. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.
q. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
r. Represents the current interest rate for a variable rate bond known as an
"inverse floater". See Note 1 of Notes to Financial Statements.
t. Non-income-accruing security.
u. Issue is in default. See Note 1 of Notes to Financial Statements.
z. Represents a zero coupon bond.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:
CDA          Communities Development Authority
CDC          Community Development Corp.
COP          Certificates of Participation
EFA          Educational Facilities Authority
GO           General Obligation
HBFA         Housing Bank and Finance Agency
HFA          Housing Finance Agency
IBA          Improvement Bond Act 1915
INFLOS       Inverse Floating Rate Securities
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
MSR          Modesto Irrigation District of the City of Santa Clara and the
             City of Redding
RIBS         Residual Interest Bonds
RITES        Residual Interest Tax Exempt Security
ROLs         Residual Option Longs
TASC         Tobacco Settlement Asset-Backed Bonds
UCLA         University of California at Los Angeles
USD          Unified School District
V.I.         United States Virgin Islands


16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 INDUSTRY CONCENTRATIONS  January 31, 2004

 DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 INDUSTRY                                      MARKET VALUE          PERCENT
--------------------------------------------------------------------------------
 Tobacco Settlements                           $142,276,813             25.6%
 Special Tax                                    110,672,637             19.8
 Special Assessment                              46,552,914              8.4
 Pollution Control                               32,416,996              5.8
 Highways/Railways                               27,965,947              5.0
 Education                                       22,046,288              4.0
 Hospital/Health Care                            19,646,732              3.5
 Marine/Aviation Facilities                      18,672,135              3.4
 Airlines                                        17,603,231              3.2
 Higher Education                                16,950,105              3.1
 Adult Living Facilities                         16,589,137              3.0
 General Obligation                              13,969,181              2.5
 Electric Utilities                              13,205,227              2.4
 Sales Tax Revenue                               10,370,758              1.9
 Municipal Leases                                 9,491,176              1.7
 Hotels, Restaurants & Leisure                    8,046,000              1.5
 Not-for-Profit Organization                      7,797,509              1.4
 Water Utilities                                  7,584,873              1.4
 Single Family Housing                            7,048,054              1.3
 Multifamily Housing                              5,847,699              1.1
 Sewer Utilities                                    107,226               --
                                               ------------------------------
 Total                                         $554,860,638            100.0%
                                               ==============================


--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  January 31, 2004 / Unaudited

 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                             PERCENT
-------------------------------------------------------------
 AAA                                                    9.4%
 AA                                                     1.9
 A                                                      5.7
 BBB                                                   59.8
 BB                                                     1.5
 B                                                      0.0
 CCC                                                    3.1
 CC                                                     0.0
 C                                                      0.0
 D                                                      0.0
 Not Rated                                             18.6
                                                      ------
 Total                                                100.0%
                                                      ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


 January 31, 2004
--------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (cost $536,056,071)--see accompanying statement   $554,860,638
--------------------------------------------------------------------------------------
 Cash                                                                         797,845
--------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                                   9,357,815
 Investments sold                                                           2,091,350
 Shares of beneficial interest sold                                         1,304,538
 Other                                                                         15,668
                                                                         -------------
 Total assets                                                             568,427,854


--------------------------------------------------------------------------------------
 LIABILITIES

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.8125% at January 31, 2004)         33,600,000
 Shares of beneficial interest redeemed                                     2,124,745
 Dividends                                                                    341,590
 Distribution and service plan fees                                           109,441
 Trustees' compensation                                                       103,278
 Shareholder communications                                                    54,502
 Investments purchased                                                         25,793
 Transfer and shareholder servicing agent fees                                 18,568
 Other                                                                          6,239
                                                                         -------------
 Total liabilities                                                         36,384,156


--------------------------------------------------------------------------------------
 NET ASSETS                                                              $532,043,698
                                                                         =============

--------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of beneficial interest                              $     49,311
--------------------------------------------------------------------------------------
 Additional paid-in capital                                               514,845,778
--------------------------------------------------------------------------------------
 Accumulated net investment income                                          3,479,980
--------------------------------------------------------------------------------------
 Accumulated net realized loss on investments                              (5,135,938)
--------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                18,804,567
                                                                         -------------
 NET ASSETS                                                              $532,043,698
                                                                         =============





18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $411,596,171 and 38,148,282 shares of beneficial interest outstanding)   $10.79
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                 $11.33
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $88,615,675 and 8,207,956 shares of beneficial interest
 outstanding)                                                             $10.80
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $31,831,852 and 2,955,255 shares of beneficial interest
 outstanding)                                                             $10.77



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JANUARY 31, 2004

-----------------------------------------------------------------------------------
 INVESTMENT INCOME

 Interest                                                              $19,205,740

-----------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                         1,414,509
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   473,455
 Class B                                                                   463,989
 Class C                                                                   145,055
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                    92,672
 Class B                                                                    25,231
 Class C                                                                     9,155
-----------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                     1,536
 Class B                                                                       367
 Class C                                                                        89
-----------------------------------------------------------------------------------
 Interest expense                                                          292,053
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                16,226
-----------------------------------------------------------------------------------
 Trustees' compensation                                                     13,840
-----------------------------------------------------------------------------------
 Other                                                                      31,278
                                                                       ------------
 Total expenses                                                          2,979,455
 Less reduction to custodian expenses                                         (574)
 Less waiver of management fees                                           (129,746)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class A                                                        (1,899)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class B                                                          (180)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class C                                                          (120)
                                                                       ------------
 Net expenses                                                            2,846,936

-----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  16,358,804

-----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN

 Net realized gain on investments                                        2,132,798
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on investments    36,086,356

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $54,577,958
                                                                       ============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   SIX MONTHS            YEAR
                                                                        ENDED           ENDED
                                                             JANUARY 31, 2004        JULY 31,
                                                                  (UNAUDITED)            2003
----------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                           $ 16,358,804    $ 31,551,526
----------------------------------------------------------------------------------------------
 Net realized gain                                                  2,132,798      24,391,797
----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)              36,086,356     (60,092,630)
                                                                 -----------------------------
 Net increase (decrease) in net assets resulting from operations   54,577,958      (4,149,307)


----------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                          (11,195,642)    (22,799,725)
 Class B                                                           (2,266,300)     (5,652,080)
 Class C                                                             (710,205)     (1,298,059)

----------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                           (4,573,044)        686,685
 Class B                                                          (19,576,829)    (20,852,100)
 Class C                                                            1,669,596       4,701,867

----------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                         17,925,534     (49,362,719)
----------------------------------------------------------------------------------------------
 Beginning of period                                              514,118,164     563,480,883
                                                                 -----------------------------
 End of period (including accumulated net investment income
 of $3,479,980 and $1,293,323, respectively)                     $532,043,698    $514,118,164
                                                                 =============================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASHFLOWS  Unaudited
--------------------------------------------------------------------------------



 For the Six Months Ended January 31, 2004
-----------------------------------------------------------------------------------
 CASH FLOWS FROM OPERATING ACTIVITIES

 Net increase in net assets from operations                          $  54,577,958
-----------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from
 operations to net cash used in operating activities:
 Purchase of investment securities                                    (104,700,883)
 Proceeds from disposition of investment securities                    134,688,675
 Decrease in interest receivable                                           112,981
 Decrease in receivable for securities sold                              7,967,870
 Increase in other assets                                                  (11,995)
 Decrease in payable for securities purchased                           (3,813,550)
 Decrease in accrued expenses                                              (43,642)
 Premium amortization                                                      196,631
 Discount amortization                                                    (445,845)
 Realized gain on securities                                            (2,132,798)
 Increase in unrealized appreciation on securities                     (36,086,356)
                                                                     --------------
 Net cash provided by operating activities                              50,309,046


-----------------------------------------------------------------------------------
 CASH FLOWS FROM FINANCING ACTIVITIES

 Proceeds from issuance of debt                                        117,100,000
 Payments on outstanding debt                                         (130,300,000)
 Proceeds from shares sold                                              41,169,191
 Payment on shares redeemed                                            (72,255,840)
 Cash distributions paid                                                (5,653,144)
                                                                     --------------
 Net cash used in financing activities                                 (49,939,793)

-----------------------------------------------------------------------------------
 Net increase in cash                                                      369,253
-----------------------------------------------------------------------------------
 Cash, beginning balance                                                   428,592
                                                                     --------------
 Cash, ending balance                                                $     797,845
                                                                     ==============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                   YEAR
                                               ENDED                                                  ENDED
                                    JANUARY 31, 2004                                               JULY 31,
 CLASS A                                 (UNAUDITED)       2003       2002       2001       2000       1999
--------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period         $ 9.97     $10.60     $10.49     $10.11     $10.57     $10.92
--------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .34        .63        .53        .53        .53        .53
 Net realized and unrealized gain (loss)         .78       (.66)       .10        .38       (.46)      (.35)
                                              ----------------------------------------------------------------
 Total from investment operations               1.12       (.03)       .63        .91        .07        .18
--------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income           (.30)      (.60)      (.52)      (.53)      (.53)      (.53)
--------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $10.79     $ 9.97     $10.60     $10.49     $10.11     $10.57
                                              ================================================================

--------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1            11.34%     (0.57)%     6.20%      9.17%      0.86%      1.59%


--------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)   $411,596   $385,141   $409,689   $387,388   $270,494   $316,363
--------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $392,094   $410,237   $398,651   $344,808   $283,025   $314,094
--------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          6.51%      5.88%      5.09%      5.08%      5.34%      4.79%
 Total expenses                                 0.97%      0.96%      0.86% 4    0.88%      0.91% 4    0.91% 4
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                             0.92%       N/A 3      N/A       0.87% 4     N/A        N/A
--------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           8%        63%        27%        20%        48%        35%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                    YEAR
                                               ENDED                                                   ENDED
                                    JANUARY 31, 2004                                                JULY 31,
 CLASS B                                 (UNAUDITED)       2003       2002       2001       2000        1999
---------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period         $ 9.97     $10.61     $10.50     $10.11     $10.57      $10.92
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                           .31        .55        .45        .45        .45         .45
 Net realized and unrealized gain (loss)         .78       (.68)       .10        .39       (.45)       (.35)
                                              -----------------------------------------------------------------
 Total from investment operations               1.09       (.13)       .55        .84         --         .10
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income           (.26)      (.51)      (.44)      (.45)      (.46)       (.45)
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period               $10.80     $ 9.97     $10.61     $10.50     $10.11      $10.57
                                              =================================================================

---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1            11.02%     (1.42)%     5.39%      8.46%      0.10%       0.82%


---------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)    $88,616   $101,079   $128,857   $137,307   $105,393    $132,763
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $92,014   $118,611   $132,685   $126,060   $113,936    $129,538
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                          5.74%      5.09%      4.32%      4.33%      4.57%       4.03%
 Total expenses                                 1.73%      1.73%      1.62% 4    1.63%      1.67% 4     1.67% 4
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                             1.68%       N/A 3      N/A       1.62% 4     N/A         N/A
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           8%        63%        27%        20%        48%         35%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                        SIX MONTHS                                              YEAR
                                             ENDED                                             ENDED
                                  JANUARY 31, 2004                                          JULY 31,
 CLASS C                               (UNAUDITED)      2003      2002      2001      2000      1999
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period       $ 9.95    $10.58    $10.48    $10.09    $10.55    $10.91
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                         .30       .54       .46       .45       .45       .45
 Net realized and unrealized gain (loss)       .78      (.66)      .08       .39      (.45)     (.36)
                                            ----------------------------------------------------------
 Total from investment operations             1.08      (.12)      .54       .84        --       .09
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Dividends from net investment income         (.26)     (.51)     (.44)     (.45)     (.46)     (.45)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period             $10.77    $ 9.95    $10.58    $10.48    $10.09    $10.55
                                            ==========================================================

------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1          10.94%    (1.33)%    5.31%     8.48  %   0.10%     0.73%


------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)  $31,832   $27,898   $24,936   $18,105   $12,659   $16,864
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $28,811   $27,011   $21,775   $14,489   $14,424   $14,672
------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                        5.72%     5.12%     4.33%     4.32%     4.58%     4.03%
 Total expenses                               1.74%     1.73%     1.62% 4   1.63%     1.67% 4   1.67% 4
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                           1.69%      N/A 3     N/A      1.62% 4    N/A       N/A
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         8%       63%       27%       20%       48%       35%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters.


26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

 Inverse floaters amount to $61,093,924 as of January 31, 2004. Including the effect of leverage, inverse floaters represent 16.42% of the Fund's total assets as of January 31, 2004.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2004, securities with an aggregate market value of $17,875, representing less than 0.01% of the Fund's net assets, were in default.
    There are certain risks arising from geographic concentration in any State. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of January 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $5,029,415 expiring by 2009. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended January 31, 2004 and the year ended July 31, 2003, the Fund used $2,132,798 and $23,695,023, respectively, of carryforward to offset capital gains realized.

 As of July 31, 2003, the Fund had available for federal income tax purposes unused capital loss carryforward as follows:

                              EXPIRING
                              ----------------------
                              2009        $7,162,213

--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2004, the Fund's projected benefit obligations were increase by $5,754 and payments of $7,869 were made to retired trustees, resulting in an accumulated liability of $90,439 as of January 31, 2004.



27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
 Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                    SIX MONTHS ENDED JANUARY 31, 2004       YEAR ENDED JULY 31, 2003
                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------
 CLASS A
 Sold                        3,259,924   $ 33,492,203      8,766,917   $  91,812,775
 Dividends and/or
 distributions reinvested      663,353      6,870,975      1,319,683      13,774,616
 Redeemed                   (4,414,504)   (44,936,222)   (10,095,373)   (104,900,706)
                            --------------------------------------------------------
 Net increase (decrease)      (491,227)  $ (4,573,044)        (8,773)  $     686,685
                            ========================================================



28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                    SIX MONTHS ENDED JANUARY 31, 2004      YEAR ENDED JULY 31, 2003
                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------
 CLASS B
 Sold                          264,836   $  2,734,953      1,596,238   $ 16,769,161
 Dividends and/or
 distributions reinvested      144,425      1,493,542        351,551      3,673,171
 Redeemed                   (2,335,946)   (23,805,324)    (3,961,809)   (41,294,432)
                            -------------------------------------------------------
 Net decrease               (1,926,685)  $(19,576,829)    (2,014,020)  $(20,852,100)
                            =======================================================

-----------------------------------------------------------------------------------
 CLASS C
 Sold                          539,390   $  5,555,412      1,603,845   $ 16,628,381
 Dividends and/or
 distributions reinvested       43,653        451,955         88,937        926,483
 Redeemed                     (431,223)    (4,337,771)    (1,245,225)   (12,852,997)
                            -------------------------------------------------------
 Net increase                  151,820   $  1,669,596        447,557   $  4,701,867
                            =======================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2004, were $50,660,293 and $66,302,822, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion. The Manager has voluntarily undertaken to limit its management fees to a maximum annual rate of 0.55% of average annual net assets for each class of shares. The Manager can withdraw that waiver at any time. The Manager voluntarily agreed to waive a portion of its advisory fee at an annual rate equal to 0.10% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fifth quintile of the Fund's Lipper peer group. The Manager will voluntarily waive a portion of its advisory fee at an annual rate equal to 0.05% of each class's average daily net assets while the Fund's trailing one-year performance at the end of the preceding calendar quarter is in the fourth quintile of the Fund's Lipper peer group. The foregoing waiver may be amended or withdrawn by the Manager at any time.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2004, the Fund paid $129,040 to OFS for services to the Fund.



29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or the asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2004 for Class B and Class C shares was $2,500,086 and $608,468, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.




30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                         CLASS A        CLASS B        CLASS C
                          CLASS A     CONTINGENT     CONTINGENT     CONTINGENT
                        FRONT-END       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS           RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED                DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
-------------------------------------------------------------------------------
 January 31, 2004         $61,930        $12,528       $194,202         $4,974


--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of January 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of January 31, 2004 was $45,813,912, which represents 8.61% of the Fund's net assets.


--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow up to 33 1/3% of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of the Federal Funds Rate plus 0.625% was effective from August 1, 2003 to November 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had borrowings outstanding of $33,600,000 at January 31, 2004 at an interest rate of 1.8125%. For the six months ended January 31, 2004, the average monthly loan balance was $33,180,757 at an average daily interest rate of 1.721%. The Fund had gross borrowings and gross loan repayments of $117,100,000 and $130,300,000, respectively, during the six months ended January 31, 2004. The maximum amount of borrowings outstanding at any month-end was $46,800,000. The Fund paid commitment fees of $2,169 and interest of $290,945 during the six months ended January 31, 2004.


31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Trustees of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent trustees, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of January 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)